Business Acquisition (Details) - Schedule of fair value of the identifiable assets acquired	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 HKD ($)
Schedule of fair value of the identifiable assets acquired [Abstract]
Cash			$ 894,261	$ 6,997,259
Prepaid expenses			3,699	28,944
Other receivables			34,500	269,950
Plant and equipment			4,171	32,633
Intangible assets			958,512	7,500,000
Goodwill	$ 1,864,053	$ 1,864,053	1,864,053	14,585,528
Total asset			3,759,196	29,414,314
Accounts payable			(1,402)	(10,973)
Other payables and accrued liabilities			(1,705)	(13,341)
Total liabilities			(3,107)	(24,314)
Net asset acquired			3,756,089	29,390,000
Total consideration			$ 3,756,089	$ 29,390,000